RECOVERABLE VALUE OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2023
RECOVERABLE VALUE OF LONG-TERM ASSETS
RECOVERABLE VALUE OF LONG-TERM ASSETS

NOTE 20 – RECOVERABLE VALUE OF LONG-TERM ASSETS

The Company estimates the recoverable value of its fixed and intangible assets based on value in use, which is measured based on the present value of the estimated future cash flow. The assumptions used consider the Company’s Management’s best estimate of future trends in the electricity sector and are based on both external sources of information and on historical data from the cash-generating units.

The main assumptions defined below were considered:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;
●	Discount rate per year in the year ended December 31, 2023, after taxes, specific to the segments tested: 5.81% and 6.53% for the generation segment without and with the SUDAM/SUDENE tax benefit, respectively (as of December 31, 2022, 4.82% for non-renewed generation without the SUDAM/SUDENE benefit, 5.58% for non-renewed generation and 5.20% for renewed generation with the benefit), taking into account the weighted average cost of capital;
●	The discount rate per year, before taxes, for the corporate ventures tested varies between 6.96% and 13.56%;
●	Revenues projected in accordance with the contracts, without provision for extending of the concession / authorization.
●	Expenses segregated by cash-generating unit, projected based on the Business and Management Master Plan (PDNG) for 5 years and consistent with the plan for the other years, until the end of the concessions and without considering future renewals / extensions; and
●	The Company treated each of its projects as independent cash-generating units.

Below are the impairment positions in the financial year ended December 31, 2023:

	12/31/2023			12/31/2022
	Generation	Administration	Total	Generation	Administration	Total

Fixed Assets	1,769,570	—	1,769,570	2,536,835	—	2,536,835
Intangible Assets	7,078	70,431	77,509	83,917	69,071	152,988
	1,776,648	70,431	1,847,079	2,620,752	69,071	2,689,823

The movement of impairment in the UGC is shown below:

Cash Generating Units	12/31/2022	Additions/ (Reversals)	Write-offs	Transfers	12/31/2023
UTE Candiota¹	1,043,193	(225)	—	(1,042,968)	—
UTE Santa Cruz¹	567,253	—	—	(567,253)	—
UTE Candiota Phase B¹	276,877	(396)	—	(276,481)	—
Eólica Casa Nova I	234,733	31,522	—	—	266,255
UHE Batalha	78,651	(3,304)	—	—	75,347
UTE Mauá Bloco 4	49,372	—	—	—	49,372
UTE Aparecida Óleo	46,258	—	—	—	46,258
UTE Mauá Bloco 1	41,040	—	—	—	41,040
PCH Funil	39,098	(39,098)	—	—	—
Eólica Ventos de Angelim S.A.	31,914	—	(31,914)	—	—
PCH Pedra	12,445	9,402	—	—	21,847
Eólica Coxilha Negra	—	591,926	—	—	591,926
Samuel HPP	—	261,886	—	—	261,886
PCH João Borges	—	57,523	—	—	57,523
PCH Rio Chapéu	—	48,392	—	—	48,392
Eólica Coxilha Seca	—	47,358	—	—	47,358
Ibirapuitã²	—	11,123	—	56,551	67,674
Others	199,918	(59,617)	(1,246)	62,715	201,770
	2,620,752	956,492	(33,160)	(1,767,436)	1,776,648

[1] Amounts transferred for the asset kept for sale; and

[2] values returned from the asset held for sale are due to the spinning off of Livramento shareholding, which resulted from the decision to dispose of only the non-operating complexes.

		Effects of
		Deconsolidation -	Additions/
Cash Generating Units	12/31/2021	Eletronuclear	(Reversals)	Write-offs	12/31/2022
UTN Angra 3	4,508,764	(4,508,764)	—	—	—
UTE Candiota	1,054,306	—	(11,113)	—	1,043,193
UTE Candiota Phase B	305,778	—	(23,684)	—	276,877
UTE Santa Cruz	279,379	—	287,874	—	567,253
Eólica Casa Nova I	257,579	—	(22,846)	—	234,733
UHE Batalha	148,953	—	(70,302)	—	78,651
Coaracy Nunes HPP	71,007	—	—	(71,007)	—
UTE Mauá Bloco 4	49,372	—	—	—	49,372
UTE Aparecida Óleo	46,258	—	—	—	46,258
UTE Mauá Bloco 1	41,040	—	—	—	41,040
Eólica Coxilha Seca	1,264	—	(1,264)	—	—
PCH Funil	—	—	39,098	—	39,098
PCH Pedra	—	—	12,445	—	12,445
Eólica Ventos de Angelim S.A.	—	—	31,914	—	31,914
Others	200,925	—	(6,224)	—	199,918
	6,964,625	(4,508,764)	235,898	(71,007)	2,620,752

Accounting Policy

The Company periodically evaluates whether there is an indication of devaluation of its main non-financial assets. The valuation is carried out by Cash Generating Unit - CGU, that corresponds to a group of assets capable of generating cash inflows, that are largely independent of the cash inflows of other assets or other groups of assets.

If there is an indication of devaluation, the recoverable amount of the CGU is estimated and compared with the current accounting balance. If the recoverable amount is lower than the book value, a loss is recorded with devaluation of the asset.

Estimates and critical judgements

The recoverable amount of the asset is the highest between either the value in use or the fair value. In summary, the value in use is the present value of future cash flows arising from the operation of the asset and the fair value is the price that would be received for the sale of the asset in a non-forced transaction.

Because there is no active market for the trading of its assets and because it believes that the calculation of fair value based on market assumptions would approximate the value in use, in most impairment tests, the Company admits as recoverable value the value in use, which corresponds to the present value of the estimated future cash flows, with a discount rate that reflects the Company’s current market valuation and/or opportunity cost, the value of the currency over time and the specific risks of the asset.

For the impairment tests of assets that the Company initiated studies for trading, not yet characterized in accounting terms as available for sale, the fair value is considered, being calculated on the basis of the average of the values of the proposals, not yet binding, received from possible interested parties.